Interest Expense (Tables)	9 Months Ended
Sep. 30, 2025
Interest Expense [Abstract]
Schedule of Interest Expense
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Interest on indebtedness	$58,919	$55,455	$172,824	$173,411
Interest on satellite performance incentive payments	227	278	716	881
Interest on significant financing component	2,993	3,371	9,372	10,518
Interest on employee benefit plans, net	(268)	(38)	(801)	(116)
Interest on leases	523	377	1,558	1,121
Capitalized interest	(8,197)	—	(19,177)	—
Interest expense	$54,197	$59,443	$164,492	$185,815